Effective immediately, for each fund named above, the third paragraph of the sub-section entitled “Principal Investment Strategies” under the main heading “Summary of Key Information” is restated in its entirety as follows:

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations. Although MFS seeks to invest the fund’s assets in municipal instruments whose interest is exempt from federal and state personal income tax, MFS may also invest in taxable instruments.

Effective immediately, for each fund named above, the paragraph entitled "Geographic Focus Risk" in the sub-section entitled “Principal Risks” under the main heading “Summary of Key Information” is restated in its entirety as follows:

Geographic Focus Risk: The fund’s performance will be closely tied to the economic and political conditions in its namesake state, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of U.S. territories and possessions. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state or in U. S. territories and possessions.

Effective immediately, the third paragraph of the sub-section entitled “Principal Investment Strategies” under the main heading “Investment Objective, Strategies, and Risks” is restated in its entirety as follows:

MFS may invest 25% or more of each fund’s assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations. Although MFS seeks to invest each fund’s assets in municipal instruments whose interest is exempt from federal and state personal income tax, MFS may also invest in taxable instruments.

Effective immediately, the first paragraph under “Geographic Focus Risk” in the sub-section entitled "Principal Risks" under the main heading “Investment Objective, Strategies, and Risks” is restated in its entirety as follows:

Geographic Focus Risk: Each fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, and geopolitical conditions in its namesake state, and can be more volatile than the performance of a more geographically diversified fund.  In addition, each fund's performance can also be tied to the economic and political conditions of U.S. territories and possessions. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state or in U.S. territories and possessions. The principal factors affecting each state are as follows:

Effective immediately, the following sub-item entitled "U.S. Territories and Possessions" is added to the information found under “Geographic Focus Risk” in the sub-section entitled "Principal Risks" under the main heading “Investment Objective, Strategies, and Risks”:

U.S. Territories and Possessions: The economy of Puerto Rico is closely tied to the United States economy and is dominated by the manufacturing and servicing sectors.  The economy of Guam is heavily dependent on tourism and the U.S. military.  The economy of the U.S. Virgin Islands is heavily dependent on tourism.